SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
Schedule of components of net revenues

	Year ended December 31, 2022
	Product sales	Services	Consolidated

Revenues	$491,949	$11,619	$503,568
Cost of revenues	223,383	5,107	228,490
Gross profit	268,566	6,512	275,078
Unallocated operating expenses			289,318
Income from operations			(14,240)
Interest income			57
Interest expense			(5)
Other income, net			982
Impairment loss on investment			(56,083)
Loss before income taxes			$(69,289)

	Year ended December 31, 2021
	Product sales	Services	Consolidated

Revenues	$435,170	$10,933	$446,103
Cost of revenues	235,237	4,156	239,393
Gross profit	199,933	6,777	206,710
Unallocated operating expenses			222,822
Income from operations			(16,112)
Interest income			59
Interest expense			(13)
Other income, net			39,322
Income before income taxes			$23,256

	Year ended December 31, 2020
	Product sales	Services	Consolidated

Revenues	$382,075	$16,076	$398,151
Cost of revenues	211,430	10,567	221,997
Gross profit	170,645	5,509	176,154
Unallocated operating expenses			172,299
Income from operations			3,855
Interest income			103
Interest expense			(92)
Other income, net			12,898
Income before income taxes			$16,764

Schedule of components of the Group's cost

	Years ended December 31,
	2020	2021	2022

Apparel	$157,943	$274,212	$399,518
Other general merchandises (1)	224,132	160,958	92,431
Total product sales revenues	$382,075	$435,170	$491,949
(1)	Other general merchandises mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

Summary of total net revenues generated in different geographic locations and as a percentage of total net revenues

	Year ended December 31,
	2020		2021		2022
	Revenues	%	Revenues	%	Revenues	%

Europe	$175,749	44.1	$218,915	49.1	$232,954	46.3
North America	81,203	20.4	91,520	20.5	171,553	34.1
Other countries	141,199	35.5	135,668	30.4	99,061	19.6
Total revenues	$398,151	100.0	$446,103	100.0	$503,568	100.0